Income (expenses) by nature	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Disclosure of expenses by nature [text block]
7 INCOME (EXPENSES) BY NATURE

	06/30/2026	06/30/2025
Cost of sales (1)
Personnel expenses	(1,085,896)	(1,097,120)
Costs of raw materials, materials and services	(6,498,110)	(6,748,782)
Logistics cost	(2,688,905)	(2,990,033)
Depreciation, depletion and amortization	(5,405,769)	(4,794,691)
Other	(890,361)	(706,665)
	(16,569,041)	(16,337,291)
Selling expenses
Personnel expenses	(175,521)	(186,015)
Services	(117,445)	(119,340)
Logistics cost	(749,323)	(715,044)
Depreciation and amortization	(488,109)	(484,083)
Other (2)	(34,793)	(88,650)
	(1,565,191)	(1,593,132)
General and administrative expenses
Personnel expenses	(787,738)	(798,162)
Services	(250,949)	(254,575)
Depreciation and amortization	(69,327)	(62,524)
Other (3)	(131,412)	(205,756)
	(1,239,426)	(1,321,017)
Other operating (expenses) income, net
Results from sales of other products, net	52,617	52,044
Net result on disposal and write-off of non-current assets	188,297	(124,099)
Result on fair value adjustment of biological assets	1,157,728	(73,248)
Depreciation, amortization and other PPA realizations (4)	23,951	4,612
Provision for judicial liabilities	(77,162)	(123,504)
Other operating income, net	59,041	(9,920)
	1,404,472	(274,115)
(1)Includes R$812,232 related to maintenance downtime costing (R$441,639 as at June 30, 2025).
(2)Includes expected credit losses, insurance, materials for use and consumption, travel, accommodation, trade fairs and events.
(3)Includes, substantially corporate expenses, insurance, materials for use and consumption, social programs and donations, travel and accommodation.
(4)Refers, substantially, to the write-off of contingent liabilities assumed in Fibria's PPA as disclosed in note 24.1.